Noncontrolling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interests
Net earnings attributable to noncontrolling interests	$ 73,092	$ 46,048	$ 62,494
Distributions paid to noncontrolling interests	47,215	57,904	58,986
Capital contributions by noncontrolling interests	$ 6,397	$ 9,072	$ 5,254